Deferred Tax - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disclosure Of Deferred Tax [Line Items]
Net deferred tax assets	$ 3,030	$ 7,028
Management’s Performance Projections for 2022 - 2026
Disclosure Of Deferred Tax [Line Items]
Trading losses and other allowances unutilized	27,661	31,508
Trading losses and other allowances not recognized	18,454	20,576
Net deferred tax assets	460	547
Capital allowances	88,387	93,409
Capital allowance not recognized	37,604	41,554
Ability to utilize capital allowance in recognition of deferred asset	$ 6,366	6,482
Increase In capital allowances		$ 28,000